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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Income Trust

Intermediate Income Fund

Portfolio of Investments -- March 31, 2007 (unaudited)

Credit Rating			Principal	Market
Moody's	S&P		Amount	Value

		CORPORATE DEBT SECURITIES: 22.2% of net assets

		CONSUMER DISCRETIONARY:
Aa2	AA	Wal-Mart Stores Inc, 4.75%, 8/15/10	$100,000	$99,364

		FINANCIALS:
Aa3	AA-	Goldman Sachs, 5.75%, 10/1/16	100,000	101,013
Aa3	AA-	HSBC Finance Corp, 5.5%, 1/19/16	100,000	99,575
A1	AA-	International Lease Finance, 4.875%, 9/1/10	100,000	99,324

		HEALTH CARE:
A3	A	United Healthcare Group, 5%, 8/15/14	100,000	97,982

		INDUSTRIAL:
Baa3	BBB-	Lubrizol Corp, 4.625%, 10/1/09	75,000	74,136

		INSURANCE:
Baa3	BBB-	Markel Corp, 6.8%, 2/15/13	75,000	78,091

		TECHNOLOGY
A1	A+	CISCO Systems, 5.5%, 2/22/16	100,000	100,867

		TELECOMMUNICATIONS:
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13	75,000	85,870
Baa1	A	Verizon New England, 6.5%, 9/15/11	75,000	78,268

		UTILITIES:
Baa2	BBB	Dominion Resources Inc, 5.7%, 9/17/12	75,000	76,708
A2	A-	Wisconsin Power & Light, 7.625%, 3/1/10	25,000	26,609

		TOTAL CORPORATE DEBT SECURITIES (Cost $1,010,095)		$1,017,807

		MORTGAGE BACKED SECURITIES: 36.6% of net assets
Aaa	AAA	Freddie Mac, Mortgage Pool #G11911, 5%, 2/1/21	220,754	217,870
Aaa	AAA	Freddie Mac, Mortgage Pool #A51727, 6%, 8/1/36	279,841	282,183
Aaa	AAA	Freddie Mac, Mortgage Pool #C02660, 6.5%, 11/1/36	190,025	193,849
Aaa	AAA	Fannie Mae, Mortgage Pool #725341, 5%, 2/1/19	87,782	86,828
Aaa	AAA	Fannie Mae, Mortgage Pool #837199, 5.5%, 3/1/21	154,808	155,250
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	39,202	40,316
Aaa	AAA	Fannie Mae, Mortgage Pool #745275, 5%, 2/1/36	161,262	156,011
Aaa	AAA	Fannie Mae, Mortgage Pool #902070, 6%, 12/1/36	146,164	147,296
Aaa	AAA	Fannie Mae, Mortgage Pool #903002, 6%, 12/1/36	148,568	149,719
Aaa	AAA	Fannie Mae, Mortgage Pool #905805, 6%, 12/1/36	248,316	245,804

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,676,026)		$1,675,126

		US GOVERNMENT & AGENCY OBLIGATIONS: 38.9% of net assets
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08	300,000	296,975
Aaa	AAA	Freddie Mac, 5%, 10/18/10	150,000	150,730
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	235,000	241,332
Aaa	AAA	US Treasury Note, 4.0%, 3/15/10	150,000	147,850
Aaa	AAA	US Treasury Note, 4.25%, 1/15/11	100,000	99,043
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11	400,000	408,969
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	255,000	249,352
Aaa	AAA	US Treasury Note, 5.375%, 2/15/31	175,000	186,621

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,778,847)		$1,780,872

		REPURCHASE AGREEMENT: 1.7% of net assets
		With Morgan Stanley and Company issued 3/30/07 at 5.00%, due
		4/02/07, collateralized by $77,903 in United States Treasury Notes
		due 11/15/26. Proceeds at maturity are $76,032 (Cost $76,000).		$76,000

		TOTAL INVESTMENTS: 99.4% of net assets (Cost $4,540,968)		$4,549,805

		CASH AND RECEIVABLES LESS LIABILITIES: 0.6% of net assets		30,361

		NET ASSETS: 100.00%		$4,580,166

Madison Mosaic Income Trust

Government Fund

Portfolio of Investments - March 31, 2007 (unaudited)

Credit Rating			Principal	Market
Moody's	S&P		Amount	Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 97.4% of net assets

		US GOVERNMENT AGENCY NOTES:
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08	$200,000	$197,983
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10	105,000	111,316
Aaa	AAA	Fannie Mae, 6%, 5/15/11	100,000	104,365
Aaa	AAA	Fannie Mae, 6.125%, 3/15/12	100,000	105,622
Aaa	AAA	Freddie Mac, 5.75%, 4/15/08	150,000	151,116
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08	250,000	250,916
Aaa	AAA	Freddie Mac, 5%, 10/18/10	155,000	155,754
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	300,000	308,084

		US TREASURY NOTES:
Aaa	AAA	US Treasury Notes, 4.75%, 11/15/08	275,000	275,215
Aaa	AAA	US Treasury Notes, 4%, 6/15/09	225,000	222,328
Aaa	AAA	US Treasury Notes, 4%, 3/15/10	175,000	172,491
Aaa	AAA	US Treasury Notes, 5.125%, 6/30/11	165,000	168,700
Aaa	AAA	US Treasury Notes, 4%, 11/15/12	100,000	97,406
Aaa	AAA	US Treasury Notes, 4.25%, 8/15/14	210,000	205,349
Aaa	AAA	US Treasury Notes, 4.5%, 2/15/16	75,000	74,262

		MORTGAGE BACKED SECURITIES:
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18	68,126	68,541
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18	112,733	111,508
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	29,401	30,237
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	25,637	26,366
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32	48,612	49,238
Aaa	AAA	Freddie Mac, Mortgage Pool #E57247, 6.5%, 3/1/09	15,160	15,343
Aaa	AAA	Freddie Mac, Mortgage Pool #E90778, 5.5%, 8/1/17	53,468	53,728
Aaa	AAA	Freddie Mac, Mortgage Pool #C01364, 6.5%, 6/1/32	28,438	29,239
Aaa	AAA	Government National Mortgage Association, Mortgage Pool #2483, 7%, 9/20/27	14,519	15,150

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,025,044)		$3,000,257

		REPURCHASE AGREEMENT: 1.6% of net assets
		With Morgan Stanley and Company issued 3/30/07 at 5.00%, due
		4/2/07, collateralized by $51,252 in United States Treasury Notes
		due 11/15/26. Proceeds at maturity are $50,021 (Cost $50,000).		$50,000

		TOTAL INVESTMENTS: 99.0% of net assets (Cost $3,075,044)		$3,050,257

		CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets		$31,999

		NET ASSETS: 100.00%		$3,082,256

Madison Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - March 31, 2007 (unaudited)

			Principal	Market
Credit Rating			Amount	Value
Moody's	S&P

		DEBT INSTRUMENTS: 91.1% of net assets

		Corporate Obligations:
A1	A+	American Express, 4.75%, 6/17/09	$175,000	$174,245
Aa2	AA-	Bank of America, 4.875%, 9/15/12	150,000	148,435
A2	A	CIT Group Inc, 4.125%, 11/03/09	150,000	146,547
A1	A+	Cisco Systems, Inc. 5.25%, 2/22/11	175,000	176,008
Aa1	AA-	Citigroup Inc, 4.25%, 7/29/09	150,000	147,657
A1	A-	CONOCO Inc, 6.35%, 10/15/11	150,000	157,713
A3	A	Countrywide Home Loan, 5.625%, 5/15/07	175,000	175,509
Aaa	AAA	General Electric Capital Corp, 4.25%, 6/15/12	150,000	144,182
Aa3	AA-	Goldman Sachs, 6.65%, 5/15/09	150,000	154,730
A3	A-	Hewlett-Packard Co, 5.5%, 7/1/07	150,000	149,996
A1	A+	IBM Corp, 4.75%, 11/29/12	150,000	148,273
A1	AA-	International Lease Finance, 4.875%, 9/1/10	150,000	148,986
Aa3	AA-	Merrill Lynch, 5.77%, 7/25/11	175,000	179,186
Aa3	A+	Morgan Stanley Dean Witter, 3.625%, 4/1/08	170,000	167,332
A1	A+	National Rural Utilities, 4.75%, 3/1/14	200,000	193,977
Aa2	AA	Texaco Capital Inc, 5.5%, 1/15/09	150,000	151,352
Aa2	AA-	US Bancorp, 5.1%, 7/15/07	150,000	149,834
Aa2	AA	Wal-Mart Stores Inc, 4.55%, 5/1/13	150,000	145,120

		US Government & Agency Obligations:
Aaa	AAA	Fannie Mae, 5.25%, 4/15/07	347,000	347,208
Aaa	AAA	Freddie Mac, 4.50%, 7/15/13	550,000	538,860
Aaa	AAA	US Treasury Notes, 3.625%, 1/15/10	700,000	683,403
Aaa	AAA	US Treasury Notes, 4.5%, 2/28/11	350,000	349,631
Aaa	AAA	US Treasury Notes, 4.875%, 2/15/12	200,000	203,180
Aaa	AAA	US Treasury Notes, 4.0%, 11/15/12	605,000	589,308
Aaa	AAA	US Treasury Notes, 4.25%, 8/15/14	315,000	308,023
Aaa	AAA	US Treasury Notes, 4.5%, 2/15/16	150,000	148,524

		TOTAL DEBT INSTRUMENTS (Cost $6,026,768)		$6,027,219

		REPURCHASE AGREEMENT: 7.8% of net assets
		With Morgan Stanley and Company issued 3/30/07 at 5.00%, due
		4/02/07, collateralized by $526,869 in United States Treasury Notes
		due 11/15/26. Proceeds at maturity are $514,214 (Cost $514,000).		$514,000

		TOTAL INVESTMENTS: 98.9% of net assets (Cost $6,540,768)		$6,541,219

		CASH AND RECEIVABLES LESS LIABILITIES: 1.1% of net assets		$70,445

		NET ASSETS: 100.00%		$6,611,664

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: May 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 15, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 15, 2007